Long-Term Loans	6 Months Ended
Jun. 30, 2024
Long-Term Loans [Abstract]
LONG-TERM LOANS

NOTE 11 – LONG-TERM LOANS

As of December June 30, 2024, the long-term loan consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		95,238	$13,105	2023.04.27	2025.05.23	6.6528%
WeBank Shenzhen		185,714	25,555	2023.07.31	2025.07.23	7.4844%
WeBank Shenzhen		185,714	25,555	2023.07.26	2025.07.23	7.4844%
WeBank Shenzhen		133,333	18,347	2023.09.05	2025.08.23	7.2198%
WeBank Shenzhen		357,143	49,144	2023.09.12	2025.09.23	7.2198%
WeBank Shenzhen		200,000	27,521	2024.02.26	2026.02.23	6.8760%
WeBank Shenzhen		300,000	41,282	2024.03.29	2026.03.23	6.8760%
WeBank Shenzhen		300,000	41,282	2024.04.12	2026.04.23	6.9500%
Longwan Rural Commercial Bank		1,200,000	165,125	2023.06.05	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	240,808	2023.06.05	2026.05.30	6.6%
Minsheng Bank		9,000,000	1,238,442	2023.07.11	2026.07.03	4%
Subtotal		13,707,142	1,886,166
Current portion of long-term loans		(1,277,777)	(175,828)
Total	RMB	12,429,365	$1,710,338

As of December 31, 2023, the long-term loans consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		309,740	$43,626	2023.01.17	2025.01.23	7.92%
WeBank Shenzhen		152,381	21,462	2023.04.27	2025.04.23	6.6528%
WeBank Shenzhen		271,429	38,230	2023.07.26	2025.07.23	7.4844%
WeBank Shenzhen		271,429	38,230	2023.07.26	2025.07.23	7.4844%
WeBank Shenzhen		271,429	38,230	2023.07.31	2025.07.23	7.2954%
WeBank Shenzhen		271,429	38,230	2023.07.31	2025.07.23	7.2954%
WeBank Shenzhen		190,476	26,828	2023.09.05	2025.08.23	7.2198%
WeBank Shenzhen		500,000	70,424	2023.09.12	2025.09.23	7.2198
WeBank Shenzhen		200,000	28,169	2023.09.27	2025.09.23	7.5636
Longwan Rural Commercial Bank		1,200,000	169,016	2023.06.05	2026.05.30	6.6%
Longwan Rural Commercial Bank		1,750,000	246,482	2023.06.05	2026.05.30	6.6%
Minsheng Bank		9,500,000	1,338,047	2023.07.11	2026.07.03	4%
Subtotal		14,888,312	2,096,974
Current portion of long-term loans		(1,600,200)	(225,383)
Total	RMB	13,288,112	$1,871,591

As of June 30, 2024 and December 31, 2023, the long-term loans from Minsheng Bank were secured by the leased property from Ailefu, which is disclosed in Note 8 - Lease.